Shareholders' Equity (Information About Nonvested Options) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Options
Beginning balance	367,503
Granted	296,000	75,000	134,010
Vested	(164,254)
Forfeited	(88,741)
Ending balance	410,508	367,503
Weighted average grant- date fair value
Beginning balance	$ 1.32
Granted	$ 1.82
Vested	$ 1.88
Forfeited	$ 1.21
Ending balance	$ 1.48	$ 1.32